Statements of Stockholders' Equity (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	Common Stock [Member]	Capital Loss [Member]	Accumulated Losses [Member]	Accumulated Other Comprehensive Losses [Member]	Total
Beginning balance at Jun. 30, 2018	$ 791,745	$ (397,108)	$ (239,336)		$ 155,301
Beginning balance, shares at Jun. 30, 2018	1,010,000
Net income (loss)			17,980		17,980
Foreign currency translation gain (loss)				(16,745)	(16,745)
Ending balance at Jun. 30, 2019	$ 791,745	(397,108)	(221,356)	(16,745)	156,536
Ending balance, shares at Jun. 30, 2019	1,010,000
Net income (loss)			(63,639)		(63,639)
Foreign currency translation gain (loss)				(4,930)	(4,930)
Ending balance at Jun. 30, 2020	$ 791,745	(397,108)	(284,995)	(21,675)	87,967
Ending balance, shares at Jun. 30, 2020	1,010,000
Net income (loss)			(25,096)		(25,096)
Foreign currency translation gain (loss)				9,384	9,384
Ending balance at Dec. 31, 2020	$ 791,745	$ (397,108)	$ (310,091)	$ (12,291)	$ 72,255
Ending balance, shares at Dec. 31, 2020	1,010,000